ORGANIZATION AND NATURE OF OPERATIONS	6 Months Ended
Sep. 30, 2024
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Paranovus Entertainment Technology Limited (“Paranovus Cayman”) is a holding company. It was incorporated on February 13, 2018 under the laws of the Cayman Islands and previously named Happiness Biotech Group Limited. On November 5, 2021, the Company changed its name to Happiness Development Group Limited under the special resolution dated October 21, 2021. On March 13, 2023 the Company changed its name to Paranovus Entertainment Technology Limited under the special resolution dated March 13, 2023. The Company has no substantive operations other than holding all of the outstanding share capital of Paranovus Entertainment (Hong Kong) Technology Ltd. (“Paranovus Hong Kong”) and Paranovus Entertainment (NewYork) Technology Limited (“Paranovus NewYork”). Paranovous Hong Kong is a holding company of all of the equity or ownership of Hainan Paranovous Technology Co., Ltd. (“Paranouvous Hainan”), which was established on May 6, 2024. Paranovus NewYork is a holding company of 100% equity or ownership of 2Lab3 LLC, which was established on December 8, 2022.

Reorganization

A Reorganization of the legal structure was completed in August 2018. The Reorganization involved the incorporation of Paranovus Entertainment Technology Limited, a Cayman Islands holding company; Happiness Biology Technology Group Limited, a holding company established in Hong Kong, PRC; Happiness (Fuzhou) E-commerce Co., Ltd, a holding company established in Fujian, PRC; and the transfer of 100% ownership of Fujian Happiness from the former shareholders to Happiness Fuzhou. Paranovus Cayman, Happiness Hong Kong and Happiness Fuzhou are all holding companies and had not commenced operation until August 21, 2018.

Prior to the reorganization, Mr. Wang Xuezhu, Chief Executive Officer owns 47.7% ownership of Fujian Happiness. On August 21, 2018, Mr. Wang Xuezhu and other shareholders of Fujian Happiness transferred their 100% ownership interests in Fujian Happiness to Happiness Fuzhou, which is 100% owned by Happiness Hong Kong. After the reorganization, Paranovus Cayman owns 100% equity interests of Fujian Happiness. Mr. Wang Xuezhu, who owns 52.37% ownership of Paranovus Cayman, became the ultimate controlling shareholder (“the Controlling Shareholder”) of the Company.

Since the Company is effectively controlled by the same Controlling Shareholder before and after the reorganization, it is considered under common control. Therefore, the above-mentioned transactions were accounted for as a recapitalization. The reorganization has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying financial statements of the Company.

On March 4, 2019, the Company subdivided its 50,000 ordinary shares into 90,000,000 Ordinary shares and 10,000,000 Preferred shares. The authorized ordinary shares became 100,000,000 shares and the par value was changed from $1 to $0.0005. On the same day, the Company cancelled 77,223,100 ordinary shares and sold additional 223,100 ordinary shares. As of March 31, 2019, the Company has 23,000,000 ordinary shares issued and outstanding. The Company has retrospectively reflected the stock subdivision and cancellation in all periods presented in these financial statements.

On October 7, 2022, the Company’s board of directors approved an amended and restated memorandum and articles of association to effectuate a one-for-twenty (1-for-20) reverse split for all classes and its ordinary shares (the “2022 Reverse Split”), and to increase the Company’s authorized shares, immediately following the 2022 Reverse Split. The market effective date of 2022 Reverse Split was October 11, 2022 As a result, the authorized share capital of the Company was changed to US$5,000,000.00 divided into 350,000,000 Class A Ordinary Shares with a par value of US$0.01 each, 100,000,000 Class B Ordinary Shares with a par value of US$0.01 each, and 50,000,000 Preferred Shares with par value of US$0.01 each.

During the reporting periods, the Company has several subsidiaries in PRC. Details of the Company and its operating subsidiaries are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	Registered Capital	% of Ownership	Principal Activities

Hainan Paranovous Technology Co., Ltd	June 17, 2024	PRC	RMB 1,000,000	100% by Paranovous HK	Entertainment
Happiness (Shunchang) E-commerce Co., Ltd (“Happiness Shunchang”)*	July 11, 2023	PRC	RMB 500,000	100% by Happiness Hong Kong	Investment
Fuzhou Happiness Enterprise Management Consulting Co., Ltd*	December 15, 2020	PRC	RMB 1,000,000	100% by Happiness Shunchang	Management and consulting service
Taochejun (Fujian) automobiles Co., Ltd*	April 27, 2021	PRC	RMB 30,000,000	61% by Happiness Shunchang	Automobile sales

*	On July 5, 2024, the Company transferred the 100% of the equity interests of Happiness Hong Kong and its subsidiaries to a third party by the strategic decision.

Going Concern

The accompanying unaudited consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company incurred a net loss of US$1,292,423 from continuing operations and a net loss of US$885,624 from discontinued operations during the six months ended September 30, 2024, respectively and recorded a cash outflow from operating activities of US$966,366 for the six months ended September 30, 2024, as of that date, the Company’s accumulated deficit was amounted to US$64,135,066 as of September 30, 2024. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Notwithstanding the above, the Company's continues to have a reasonable expectation that adequate resources to continue in operation through disposing the assets with losses and improving the remaining operation with positive cash contributions for at least the next 12 months and that the going concern basis of operation these finance statement remains appropriate based on the following factors:

To sustain its ability to support the Company's operating activities, the Company considered supplementing its sources of funding through the following:

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On July 17, 2024, the Company entered into a certain securities purchase agreement with certain investors, pursuant to which the Company agreed to sell up to 60,000,000 Class A ordinary shares, par value $0.01 each, at a per share purchase price of $0.45, with a total consideration amounted to $27,000,000 raised on July 24, 2024. The transactions was closed on August 1, 2024.